Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Loans by Risk Category - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	$ 303,432	$ 306,485	$ 294,478
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	294,493	292,442	279,249
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	2,413	3,937	4,066
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	4,881	6,967	5,904
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	1,645	3,139	5,259
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans	$ 0	0	0
Residential Mortgage Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		107,096	107,508
Residential Mortgage Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		104,780	103,594
Residential Mortgage Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		105	756
Residential Mortgage Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		1,292	1,625
Residential Mortgage Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		919	1,533
Residential Mortgage Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Land Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		11,080	10,360
Land Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		7,969	7,096
Land Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		94	0
Land Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		3,001	3,144
Land Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		16	120
Land Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		8,463	9,018
Residential Construction Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		7,722	9,018
Residential Construction Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		741	0
Residential Construction Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Residential Construction Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Residential Construction Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		78,480	76,666
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		73,204	71,893
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		2,648	2,627
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		2,195	690
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		433	1,456
Commercial Real Estate Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		28,406	22,003
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		26,137	19,328
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		298	458
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		329	319
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		1,642	1,898
Commercial Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		38,125	35,269
Home Equity And Second Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		37,860	34,693
Home Equity And Second Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		2	198
Home Equity And Second Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		134	126
Home Equity And Second Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		129	252
Home Equity And Second Mortgage [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		34,835	33,654
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		34,770	33,627
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		49	27
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		16	0
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		0	0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in loans		$ 0	$ 0